Financial instruments – Fair values and risk management (Tables) - CubeBio Co., Ltd. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Entity Information [Line Items]
Schedule of financial assets and liability at fair value

		Carrying amount	Fair value	Level 1	Level 2	Level 3	Total
		(In thousands of Korean won)
Financial liabilities at fair value through profit or loss
Derivative liabilities (*)	₩	979,969	979,969	-	-	979,969	979,969

(*)	Represents the early redemption rights of the issuer and the investor, which are embedded derivatives of bonds with warrants issued to fund the operations.

The carrying amounts of financial instruments by category as of December 31, 2025 are as follows:

		Carrying amount	Fair value	Level 1	Level 2	Level 3	Total
		(In thousands of Korean won)
Financial liabilities at fair value through profit or loss
Derivative liabilities (*)	₩	1,267,801	1,267,801	-	-	1,267,801	1,267,801

(*)	Represents the early redemption rights of the issuer and the investor, which are embedded derivatives of bonds with warrants issued to fund the operations.

		2025
		Carrying amount	Fair value	Level 1	Level 2	Level 3	Total
		(In thousands of Korean won)
Financial liabilities at fair value through profit or loss
Derivative liabilities (*)	₩	1,267,801	1,267,801	-	-	1,267,801	1,267,801

(*)	Represents the early redemption rights of the issuer and the investor, which are embedded derivatives of bonds with warrants issued to fund the operations.

		2024
		Carrying amount	Fair value	Level 1	Level 2	Level 3	Total
		(In thousands of Korean won)
Financial liabilities at fair value through profit or loss
Derivative liabilities (*)	₩	1,473,823	1,473,823	-	-	1,473,823	1,473,823

(*)	Represents the early redemption rights of the issuer and the investor, which are embedded derivatives of bonds with warrants issued to fund the operations.

Assumptions to value the warrants used

	2026	2025
Early redemption rights
Risk-adjusted discount rate	15.23%~22.17%	12.60%~19.80%

	2025	2024
Early redemption rights
Risk-adjusted discount	12.60% ~ 19.80%	14.43% ~ 20.17%

Schedule of fair value measurements

		December 31, 2025
		Profit or loss		Other comprehensive income or loss
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes
		(In thousands of Korean won)
Financial Liabilities
Derivative financial liability
Early redemption rights (*1)	₩	43,698	(41,087)	-	-

(*1)	For early redemption rights, changes in fair value are calculated by shifting principal unobservable input parameters such as correlation between risk free discount rates (-1%p~1%p).

		December 31, 2024
		Profit or loss		Other comprehensive income or loss
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes
		(In thousands of Korean won)
Financial Liabilities
Derivative financial liability
Early redemption rights (*1)	₩	62,935	(60,750)	-	-

(*1)	For early redemption rights, changes in fair value are calculated by shifting principal unobservable input parameters such as correlation between risk free discount rates (-1%p~1%p).

Financial assets and liabilities exposed to credit risk

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Cash and cash equivalents	₩	335,814	3,662,174
Current portion of long-term bank deposits		30,000	-
Short-term loan receivable – related parties, net		442,894	214,245
Other receivables		33,411	202,477
Long-term bank deposit		-	30,000
Long-term loan receivable, net		1,671,780	1,917,960
Long-term other receivables, net		-	2,065
Other non-current financial assets		525,042	473,682
Total	₩	3,038,941	6,502,603

Financial liabilities of company by maturity

		December 31, 2025
		Carrying amount	Less than 3 months	3 months ~ 1 year	1~2 years	2~5 years	More than 5 years	Total
		(In thousands of Korean won)
Financial liabilities
Accounts payable (*)	₩	1,374,936	1,006,436	368,500	-	-	-	1,374,936
Bond with warrants		4,533,113	3,232,801	3,000,000	-	-	-	6,232,801
Lease liabilities		552,631	40,932	122,795	146,965	350,746	-	661,438
Total	₩	6,460,680	4,280,169	3,491,295	146,965	350,746	-	8,269,175

(*)	Accounts payable that are not financial liabilities are excluded.

		December 31, 2024
		Carrying amount	Less than 3 months	3 months ~ 1 year	1~2 years	2~5 years	More than 5 years	Total
		(In thousands of Korean won)
Financial liabilities
Accounts payable (*)	₩	996,719	504,909	491,810	-	-	-	996,719
Bond with warrants		4,992,962	6,648,823	-	-	-	-	6,648,823
Lease liabilities		669,032	42,602	126,605	163,206	418,494	79,086	829,993
Total	₩	6,658,713	7,196,334	618,415	163,206	418,494	79,086	8,475,535

(*)	Accounts payable that are not financial liabilities are excluded.

Financial assets and liabilities exposed to foreign currency risk

	December 31, 2025
	Assets in foreign currency	Assets in Korean won
	(Individual amounts in each foreign currency)	(In thousands of Korean won)
USD	41,258	59,201

	December 31, 2024
	Assets in foreign currency	Assets in Korean won
	(Individual amounts in each foreign currency)	(In thousands of Korean won)
USD	39,877	58,619

Impact of fluctuation in foreign currency exchange rates

		December 31, 2025		December 31, 2024
		Increased by 10%	Decreased by 10%	Increased by 10%	Decreased by 10%
		(In thousands of Korean won)
Discount rate	₩	5,920	(5,920)	5,862	(5,862)

Schedule of significant unobservable inputs

		June 30, 2026
		Profit or loss		Other comprehensive income or loss
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes
		(In thousands of Korean won)
Financial Liabilities
Derivative financial liability
Early redemption rights (*1)	₩	27,311	(26,418)	-	-

(*1)	For early redemption rights, changes in fair value are calculated by shifting principal unobservable input parameters such as correlation between risk-adjusted discount rates (-1%p~1%p).

		December 31, 2025
		Profit or loss		Other comprehensive income or loss
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes
		(In thousands of Korean won)
Financial Liabilities
Derivative financial liability
Early redemption rights (*1)	₩	43,698	(41,087)	-	-

(*1)	For early redemption rights, changes in fair value are calculated by shifting principal unobservable input parameters such as correlation between risk-adjusted discount rates (-1%p~1%p).